Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes
The following table presents components of loss before income taxes for the periods presented (in thousands):

	Year Ended December 31,
	2020	2019
Domestic	$(362,338)	$(94,718)
Foreign	40	—
Loss before income taxes	$(362,298)	$(94,718)

Schedule of Effective Tax Rate	The reconciliation between the U.S. federal statutory income tax rate of 21% to the Company’s effective tax for the periods presented is as follows:

	Year Ended December 31,
	2020	2019
U.S. federal provision at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	0.7	2.9
Tax credits	0.6	1.9
Fair value of financial instruments	(15.6)	(6.8)
Stock-based compensation expense	(0.4)	(0.6)
Uncertain tax benefits	(0.3)	(0.9)
Change in valuation allowance	(6.0)	(17.5)
Effective tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities
The Company’s deferred income tax assets and liabilities as of December 31, 2020 and 2019 were as follows (in thousands):

	Year Ended December 31,
	2020	2019
Deferred tax assets:
Net operating loss carry forward	$62,346	$43,971
Tax credits	3,975	2,397
Accruals and reserves	3,323	1,671
Stock-based compensation expense	267	23
Other	2	2
Total deferred tax assets	69,913	48,064
Valuation allowance	(69,222)	(46,998)
Total deferred tax asset	691	1,066
Deferred tax liabilities:
Depreciation and amortization	691	1,066
Total deferred tax liabilities	691	1,066
Net deferred tax assets (liabilities)	$—	$—

Schedule of Reconciliation of the Total Amounts of Unrecognized Tax Benefits
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2020	2019
Unrecognized tax benefits as of the beginning of the year	$2,397	$1,473
Increases related to prior year tax positions	327	—
Increase related to current year tax positions	1,251	924
Unrecognized tax benefits as of the end of the year	$3,975	$2,397